ADVANCES TO SUPPLIERS - THIRD PARTIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
ADVANCES TO SUPPLIERS- THIRD PARTIES
Advances to suppliers - current	¥ 2,451,093	¥ 4,559,224		$ 335,798
Advances to suppliers - non-current	520,376	648,377		$ 71,291
Advances to suppliers	2,971,469	5,207,601
Provision for advance to suppliers	¥ 0	¥ 0	¥ 0